Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2015
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q15	1Q15	2Q14	6M15	6M14
Deferred compensation expense (CHF million)
Share awards	209	237	227	446	477
Performance share awards	137	167	156	304	328
Contingent Capital Awards	75	121	79	196	175
Capital Opportunity Facility awards	3	4	4	7	5
Plus Bond awards [1]	5	6	7	11	17
2011 Partner Asset Facility awards [2]	0	1	(1)	1	10
Adjustable Performance Plan share awards [3]	0	0	(3)	0	(2)
Adjustable Performance Plan cash awards [3]	0	0	(11)	0	(13)
Restricted Cash Awards	11	10	24	21	47
Scaled Incentive Share Units [3]	0	0	(3)	0	(3)
2008 Partner Asset Facility awards [4]	10	12	61	22	83
Other cash awards	90	128	98	218	226
Discontinued operations	0	0	(6)	0	(9)
Total deferred compensation expense	540	686	632	1,226	1,341
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2Q15
Estimated unrecognized compensation expense (CHF million)
Share awards	972
Performance share awards	427
Contingent Capital Awards	384
Capital Opportunity Facility awards	2
Plus Bond awards	2
Restricted Cash Awards	17
Other cash awards	190
Total	1,994

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

Share-based award activities
Share-based award activity
	2Q15				6M15
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards	ISU awards	Share awards	Performance share awards	Adjustable Performance Plan share awards		ISU awards
Share-based award activities
Balance at beginning of period	118.0	79.1	7.6	0.6	77.1	48.2	7.3		0.6
Granted	0.5	0.0	0.0	0.0	42.6	30.9	0.3	[1]	0.0
Settled	(36.1)	(23.0)	(7.6)	0.0	(37.2)	(23.0)	(7.6)		0.0
Forfeited	(0.4)	(0.2)	0.0	0.0	(0.5)	(0.2)	0.0		0.0
Balance at end of period	82.0	55.9	0.0	0.6	82.0	55.9	0.0		0.6
of which vested	4.0	2.1	0.0	0.1	4.0	2.1	0.0		0.1
of which unvested	78.0	53.8	0.0	0.5	78.0	53.8	0.0		0.5
1 Represents additional units earned in 1Q15 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.